NOTES PAYABLE (Details Narrative) - Aspire Biopharma Inc [Member] - USD ($)	Sep. 27, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Notes payable		$ 0
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Indebtedness amount	$ 1,066,391
Proceeds from Other Debt	$ 2,500,000
Principal amount.percentage	5.00%
Interest rate	5.00%
Debt original issuance discounts	$ 213,278